INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Deferred tax assets:
Allowance for credit losses	$ 11,234,048	$ 9,892,366
Unearned insurance reserves	3,480,446	644,262
Uncertain tax positions	302,110	569,851
Fair value adjustment of acquisitions	109,709	143,983
State net operating losses and credits	26,680
Loan origination & policy acquisition cots	26,220
Other	176,769	137,752
Total deferred tax assets	15,355,982	11,388,214
Valuation Allowance	(10,162)
Deferred tax assets, net of valuation allowance	15,345,820	11,388,214
Deferred tax liabilities:
Amortization-intangible assets	1,858,674	2,676,209
Depreciation	13,675	27,780
Loan origination & policy acquisition costs		20,294
Other	96,173	116,306
Total deferred tax liabilities	1,968,522	2,840,589
Net deferred tax assets	13,377,298	8,547,625
State net operating loss carryforwards	414,000
Additional disclosure of uncertain tax positions and unrecognized tax benefits
Reserve for uncertain tax positions	900,000	1,700,000	800,000
Unrecognized tax benefit that if realized would affect the effective tax rate	75,000
Interest and penalties recognized and recorded as a component of income tax expense	137,000	43,000	(145,000)
Reconciliation of unrecognized tax benefits
Balance, beginning of period	1,368,200	520,200	645,000
Increase of tax positions taken in prior periods	86,100	1,060,000	44,900
Increase of tax positions taken in current period	9,800	13,000
(Decrease) due to lapse of applicable statute of limitations	(762,100)	(225,000)	(169,700)
Balance, end of period	702,000	1,368,200	520,200
Accrued cumulative interest and penalties
Accrued cumulative interest and penalties	$ 193,000	$ 330,000	$ 287,000